UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
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               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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               (Address of principal executive offices) (Zip code)


                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
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                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-418-6307
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                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2007 - June 30, 2008
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008





REGISTRANT NAME: GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC
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INVESTMENT COMPANY ACT FILE NUMBER: 811-21259
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REPORTING PERIOD: 07/01/2007 - 06/30/2008
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REGISTRANT ADDRESS: 767 FIFTH AVENUE, 15TH FLOOR, NEW YORK, NY 10153
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NAME OF SERIES (AS APPLICABLE): GMAM Absolute Return Strategy Fund I
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
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                                                                                                        FUND'S VOTE FOR
                                                                                                         OR AGAINST         WHETHER
 ISSUER OF       EXCHANGE                                                     WHO PROPOSED    WHETHER      PROPOSAL, OR     VOTE WAS
 PORTFOLIO        TICKER    CUSIP #   SHAREHOLDER      SUMMARY OF            MATTER: ISSUER  FUND CAST   ABSTAIN; FOR OR    FOR OR
 SECURITY         SYMBOL              MEETING DATE   MATTER VOTED ON        / SHAREHOLDER     VOTE ON  WITHHOLD REGARDING   AGAINST
                                                                                              MATTER      ELECTIONS OF    MANAGEMENT
                                                                                                          DIRECTORS
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
STYX              N/A       N/A       31-Aug-07      Amendments to the            Issuer        Yes         For              For
International,                                       Company's Second Amended
Ltd                                                  Articles of Association
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Lansdowne         N/A       N/A       13-Dec-07      Adoption of a new            Issuer        Yes         For              For
European Equity                                      Memorandum of Association
Fund Ltd.                                            and Articles of Association
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Lansdowne UK      N/A       N/A       13-Dec-07      Adoption of a new            Issuer        Yes         For              For
Equity Fund                                          Memorandum of Association
Limited                                              and Articles of Association
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Regiment Capital, N/A       N/A       14-Dec-07      Amendments to the            Issuer        Yes         For              For
Ltd.                                                 Articles of Association,
                                                     Ratification of Share
                                                     Class Change, Increase
                                                     of Authorised Share
                                                     Capital, and Filing of
                                                     Documents with the
                                                     Registrar of Companies
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Greywolf Capital  N/A       N/A       20-Dec-07      Adoption of new amended      Issuer        Yes         For              For
Overseas Fund                                        Articles of Association
                                                     and Memorandum
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Castlerigg        N/A       N/A       20-Dec-07      Approve 2006 audited         Issuer        Yes         For              For
International                                        financial statements,
Limited                                              Re-appoint auditor for
                                                     2007, Accept Director
                                                     resignation, and confirm
                                                     the continuation in
                                                     office of Directors
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O'Connor Global   N/A       N/A       21-Dec-07      Modify rights attached to    Issuer        No
Multi-Strategy                                       multiple classes of
Alpha Limited                                        shares, Increase
                                                     authorised share capital,
                                                     and amend the Memorandum
                                                     and Articles of
                                                     Association
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Taconic           N/A       N/A       N/A            Conversion to a modified     Issuer        No
Opportunity                                          master-feeder structure
offshore Fund                                        and revision terms of the
Ltd.                                                 Memorandum.
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Bayview           N/A       N/A       N/A            Approve allocation policy    Issuer        Yes         For              For
Opportunity                                          and agree investment
Offshore, L.P.                                       period shall not
                                                     terminate upon the launch
                                                     of an affiliated fund.
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Aristeia          N/A       N/A       22-Apr-08      Increase share capital,      Issuer        Yes         For              For
International                                        and adopt new Memorandum
Limited                                              and Articles of
                                                     Association
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Cycladic          N/A       N/A       13-May-08      Creation of Side Pocket      Issuer        Yes         Against          Against
Catalyst                                             Share Class
Fund
                                                     Amendments to the Articles   Issuer        Yes         For              For
                                                     of Association, and release
                                                     of the "lock-up" period
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Goldman Sachs     N/A       N/A       3-Jun-08 A     Appoint auditor              Issuer        Yes         For              For
Global Alpha
Fund Plc.
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

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


          Registrant                GMAM Absolute Return Strategies Fund, LLC
                    ------------------------------------------------------------


          By (Signature and Title)* /s/ Nancy C. Everett
                                   ---------------------------------------------
                                    Nancy C. Everett, President and
                                    Chief Executive Officer
                                    Principal Executive Officer)

          Date             August 12, 2008
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*Print the name and title of each signing officer under his or her signature.